Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock Warrants
Schedule of Warrant Activities

A summary of the warrant activities for the nine months ended September 30, 2022, is as follows:

	Warrants Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in 000’s)[1]
Balance as of January 1, 2021	-	-	-	-
Granted	7,083,500	$0.05	-	-
Balance as of December 31, 2021	7,083,500	$0.05	4.3	850
Exercisable as of September 30, 2022	7,083,500	$0.05	4.1	850

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $ 0.17 for our common stock on September 30, 2022.

A summary of the warrant activities for the year ended December 31, 2021, is as follows:

	Warrants Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in 000’s)[1]
Balance as of January 1, 2021	-	-	-	-
Granted	7,083,500	$0.05	-	-
Balance as of December 31, 2021	7,083,500	$0.05	4.3	79
Exercisable as of December 31, 2021	7,083,500	$0.05	4.3	79

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0612 for our common stock on December 31, 2021.